Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income (Expense), Net [Abstract]
Schedule Of Other Income (Expense)

	2011	2010	2009
Interest income	$4,543	$2,076	$2,057
Interest expense	(69,954)	(67,372)	(45,603)
Other	(29,762)	(3,150)	(12,107)
Total other income (expense), net	$(95,173)	$(68,446)	$(55,653)